Prepayments, Deposits and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments, Deposits and Other Receivables [Abstract]
Schedule of Prepayments, Deposits and Other Receivables
	As of December 31,
	2024	2023
	US$	US$
Consideration receivable on disposal of subsidiaries to independent third parties	-	10,000
Receivables from former subsidiaries	18,125	—
Prepayments	3,475	2,661
Deposits	195	337
Other receivables	2,052	3,939
Less: impairment loss provided under expected credit loss model	(501)	(501)
	23,346	16,436